S000066076 [Member] Investment Objectives and Goals - S000066076 [Member]	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary of Columbia Research Enhanced Core ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
Columbia Research Enhanced Core ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage® Research Enhanced U.S. Equity Index (the Index).